Cover	Sep. 30, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Entity File Number	1-9044
Entity Registrant Name	DUKE REALTY CORPORATION
Entity Central Index Key	0000783280
Entity Tax Identification Number	35-1740409
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	8711 River Crossing Blvd.
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46240
City Area Code	317
Local Phone Number	808-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Duke Realty Limited Partnership [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Entity File Number	0-20625
Entity Registrant Name	DUKE REALTY LIMITED PARTNERSHIP
Entity Central Index Key	0001003410
Entity Tax Identification Number	35-1898425
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	8711 River Crossing Blvd
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46240
City Area Code	317
Local Phone Number	808-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false